Business Segment Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Business Segment Information

Note 10: Business Segment Information

The following table sets forth financial information regarding the Company’s two reportable business segments for the year ended December 31, 2019.

	Life and
Year ended or as of December 31, 2019	Health	Annuities	Total

Revenues

Net investment income	$1,677	$—	$1,677
Net realized investment (losses)	17	—	17
Other income	38	—	38

Total revenues	1,732	—	1,732

Benefits and expenses

Life and health insurance claims and benefits, net	—	—	—
Interest credited to policyholder account balances, net	—	40	40
Operating and other expenses	343	—	343

Total benefits and expenses	343	40	383

Income (loss) before income taxes	1,389	(40)	1,349

Income tax expense (benefit)	(2)	—	(2)

Net income (loss)	1,391	(40)	1,351

Change in unrealized gains (losses), net of tax expense (benefit)	1,268	—	1,268
Reclassification adjustment for (gains) included in net income, net of tax (benefit)	(7)	—	(7)

Other comprehensive income (loss)	1,261	—	1,261

Total comprehensive income (loss)	$2,652	$(40)	$2,612

Reinsurance recoverable from affiliate	$23,927	$—	$23,927
Assets on deposit	—	4,274,964	4,274,964
Claim and policy benefit reserves - life and health	22,551	—	22,551
Policyholder account balances	6,715	4,274,964	4,281,679

The following table sets forth financial information regarding the Company’s two reportable business segments for the year ended December 31, 2018.

Life and
Year ended or as of December 31, 2018	Health	Annuities	Total

Revenues

Net investment income	$762	$—	$762
Net realized investment (losses)	(17)	—	(17)
Other income	18	—	18

Total revenues	763	—	763

Benefits and expenses

Life and health insurance claims and benefits, net	—	—	—
Interest credited to policyholder account balances, net	—	(15)	(15)
Operating and other expenses	151	—	151

Total benefits and expenses	151	(15)	136

Income before income taxes	612	15	627

Income tax expense (benefit)	(185)	3	(182)

Net income	797	12	809

Change in unrealized gains (losses), net of tax expense (benefit)	(188)	—	(188)
Reclassification adjustment for (gains) included in net income, net of tax (benefit)	(52)	—	(52)

Other comprehensive income (loss)	(240)	—	(240)

Total comprehensive income	$557	$12	$569

Reinsurance recoverable from affiliate	$24,034	$—	$24,034
Assets on deposit	—	3,138,096	3,138,096
Claim and policy benefit reserves - life and health	20,769	6,067	26,836
Policyholder account balances	3,981	3,138,096	3,142,077

The following table sets forth financial information regarding the Company’s two reportable business segments for the year ended December 31, 2017.

	Life and
Year ended or as of December 31, 2017	Health	Annuities	Total

Revenues

Net investment income	$517	$—	$517
Net realized investment (losses)	—	—	—
Other income	3,996	—	3,996

Total revenues	4,513	—	4,513

Benefits and expenses

Life and health insurance claims and benefits, net	2	—	2
Interest credited to policyholder account balances, net	—	—	—
Operating and other expenses	1,596	113	1,709

Total benefits and expenses	1,598	113	1,711

Income before income taxes	2,915	(113)	2,802

Income tax expense (benefit)	763	(40)	723

Net income	2,152	(73)	2,079

Change in unrealized gains (losses), net of tax expense (benefit)	334	—	334
Reclassification adjustment for (gains) included in net income, net of tax (benefit)	—	—	—

Other comprehensive income (loss)	334	—	334

Total comprehensive income	$2,486	$(73)	$2,413

Reinsurance recoverable from affiliate	$23,973	$—	$23,973
Assets on deposit	—	2,453,033	2,453,033
Claim and policy benefit reserves - life and health	20,688	2,364	23,052
Policyholder account balances	3,601	2,453,033	2,456,634